Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 119,017,799	$ 120,942,987
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	41,631,934	43,150,504
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	17,482,168	20,023,827
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	27,624,099	26,328,210
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	10,832,080	10,326,899
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	10,055,062	8,247,794
Saenz Briones Cia Saic [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	0	13,000
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,954,734	4,285,213
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,415,053	0
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	6,211,874	6,723,233
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 1,810,795	$ 1,844,307